Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade And Other Receivables
Schedule of trade and other receivables

	2025	2024
		S$

Trade receivables	184,206	43,449
Less: allowance for expected credit losses	(8,392)	(4,357)

Total trade receivables	175,814	39,092

Other receivables
Prepayments	83,562	24,992
Deposits	5,533	18,654
Goods and services tax (“GST”) receivables	-	23,716
Other receivables	-	20,593

Total other receivables	89,095	87,955

Total trade and other receivables	264,909	127,047